STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 357,226	$ 838,607	$ 846,086	$ 2,951,973
Total operating expenses	357,226	838,607	846,086	2,951,973
Other income
Other income Interest income	1,578,358	13,846	4,787	2,114,858
Total other income	1,578,358	13,846	4,787	2,114,858
Net income (loss)	$ 1,221,132	$ (824,761)	$ (841,299)	$ (837,116)
Class A ordinary shares
Other income
Weighted average shares outstanding, basic	14,375,000	14,375,000	8,695,747	14,375,000
Weighted average shares outstanding, diluted	14,375,000	14,375,000	8,695,747	14,375,000
Basic net loss per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
(Diluted net loss per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
Class B ordinary shares
Other income
Weighted average shares outstanding, basic	3,593,750	3,593,750	3,593,750	3,593,750
Weighted average shares outstanding, diluted	3,593,750	3,593,750	3,593,750	3,593,750
Basic net loss per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
(Diluted net loss per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)